VIA ELECTRONIC FILING

Securities and Exchange
Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

		RE: 	Merrill Lynch Pacific Fund, Inc.
Post-Effective Amendment No. 36
to the Registration Statement
on Form N-1A
(Securities Act File No. 2-56978,
Investment Company Act
File No. 811-2661)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933, as
amended (the 1933 Act),
Merrill Lynch Pacific Fund, Inc. (the Fund) hereby certifies that:

(1) the form of Prospectus and
Statement of Additional
Information that would
have been filed pursuant
to Rule 497(c)
under the 1933 Act would not have
differed from that contained in
Post-Effective Amendment No. 36
to the Funds Registration
Statement on Form N-1A; and

(2) the text of Post-Effective Amendment
 No. 36 to the Funds Registration
Statement on Form N-1A was filed
electronically with the Securities
and Exchange Commission
on April 17, 2003.

Very truly yours,
Merrill Lynch Pacific
Fund, Inc.
/s/ Susan B. Baker
Susan B. Baker
Secretary of Fund